BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2017	2016
Secured short-term loans	$7,817,610	$7,799,852
Total short-term bank loans	$7,817,610	$7,799,852

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2017	2016
Collateralized by land and office buildings and guaranteed by IST and guaranteed by Mr. Lin and Secured by iASPEC’s trade receivables	-	3,600,375
Secured by IST’s trade receivables and guaranteed by iASPEC, ISIOT, IST and Mr. Lin	-	2,759,327
Guaranteed by High-tech Investment Company(i) and Mr. Lin	1,536,480	1,440,150
Guaranteed by IST and guaranteed by Mr. Lin and guaranteed by Biznest and collateralized by IST	4,609,440	-
Guaranteed by IST and guaranteed by iASPEC and Collateralized by ISIOT and Secured by ISTIL	1,671,690	-
Total	$7,817,610	$7,799,852